UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	April 30, 2015

Item 1 - Report to Shareholders

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2015 Morgan Stanley

EUGSAN
1209126 Exp. 06.30.16

INVESTMENT MANAGEMENT

Morgan Stanley
European Equity
Fund Inc.

Semi-Annual Report

April 30, 2015

Morgan Stanley European Equity Fund Inc.

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Expense Example	9
Portfolio of Investments	11
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	30
U.S. Privacy Policy	34

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Morgan Stanley European Equity Fund Inc. (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2015

Total Return for the 6 Months Ended April 30, 2015
Class A	Class B	Class L	Class I	MSCI Europe Index[1]	Lipper European Region Funds Index[2]
5.87%	5.91%	5.64%	6.12%	6.04%	7.55%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 fee plan than did Class A shares for the six months ended April 30, 2015, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of the Fund's prospectus or until such time that the Fund's Board of Directors acts to discontinue all or a portion of such waiver when it deems that such action is appropriate.

Market Conditions

The European equity market delivered a positive return during the six-month reporting period ended April 30, 2015, as measured by the MSCI Europe Index. Gains were supported by an improving economic outlook for the European region, as several key indicators appeared to bottom during the period, including corporate and consumer lending, consumer sentiment, gross domestic product (GDP) growth and the purchasing managers indexes. In addition, consensus GDP growth forecasts were revised upwards for 2015 and 2016. Falling commodity prices, especially for crude oil, were another positive driver of equity prices. Europe is an energy-importing region, whose corporations benefit from lower input costs and whose consumers who may spend the savings from lower gas prices elsewhere. The euro continued to weaken relative to the U.S. dollar, which was a boon to corporate profits, as currency weakness prices European exports more competitively and boosts the value of dollar-based profits. European stocks extended their rally after the European Central Bank (ECB) unveiled a much-anticipated quantitative easing (QE) program that was larger than expected. In accordance with the QE program the ECB will buy 60 billion euros worth of bonds each month from March 2015 to September 2016, or possibly longer, to try to stave off deflationary pressures.

Performance Analysis

Morgan Stanley European Equity Fund Inc. Class A, B, and L shares each underperformed, and Class I shares outperformed, the MSCI Europe Index (the "Index"), while all share classes underperformed the Lipper European Region Funds Index for the six months ended April 30,

2015, assuming no deduction of applicable sales charges.

On a sector basis, the Fund benefited from strong stock selection in the consumer services and materials sectors, stock selection and an underweight in utilities, and an overweight in autos. However, the gains were offset by stock selection in pharmaceuticals and an overweight in banks, both of which detracted from performance.

Top individual contributors to performance included holdings in two Germany-based auto makers and a construction materials manufacturer headquartered in Ireland, all of which benefited from their exposure to the strengthening U.S. dollar. A position in a French global hotel management company also added value. The company's restructuring strategy and exposure to the domestic economic recovery increased profits and lifted its stock price. However, a U.K.-based oil and gas firm which the Fund owned earlier in the period and then sold in the beginning of 2015 was among the main detractors from performance. Disappointing earnings results prompted us to eliminate the position prior to an acquisition announcement that led to a share price rally. Holdings in a U.K. bank and a Spanish bank also hurt performance, as these stocks have continued to report weak results. The Fund's lack of exposure to a strong-performing Danish pharmaceutical company was also disadvantageous during the period.

The Fund's country-level performance was helped by stock selection in Spain, Switzerland, Germany and France. Further aiding returns were stock selection and an overweight in Ireland. Conversely, an underweight in Denmark and stock selection in the U.K. were unfavorable to performance.

We remain optimistic about the long-term prospects for the asset class. Relative to their U.S. counterparts, in particular, European equities look more attractively valued, in our opinion, with higher dividend yields, below-peak profit margins and stronger earnings growth. Overall, we believe the Fund is well positioned both for the macro environment and at the company level. During the period, we sold some exporters that had performed well over the previous six months and invested the proceeds into domestic-oriented names that we believe may benefit from an ongoing economy recovery. Our investment approach remains the same. We continue to seek high-quality companies with high earnings visibility and predictability, stable and strong cash flow, and low levels of debt, trading at attractive valuations.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 04/30/15
Nestle SA (Registered)	4.6%
Novartis AG (Registered)	4.5
Roche Holding AG (Genusschein)	3.8
Bayer AG (Registered)	3.2
British American Tobacco PLC	3.1
Daimler AG (Registered)	3.1
Vodafone Group PLC	3.0
Prudential PLC	2.9
BP PLC	2.9
Reckitt Benckiser Group PLC	2.8
TOP FIVE COUNTRIES as of 04/30/15
United Kingdom	34.0%
France	21.9
Switzerland	16.9
Germany	12.9
Spain	4.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in equity securities issued by issuers located in European countries. European countries are defined as countries included in the MSCI Europe Index. A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50 percent of its total revenues from businesses in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe. The Fund may also invest in emerging market or developing countries.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in

Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2015
Symbol	Class A Shares* (since 07/28/97) EUGAX		Class B Shares** (since 06/01/90) EUGBX		Class L Shares† (since 07/28/97) EUGCX	Class I Shares†† (since 07/28/97) EUGDX
1 Year	–3.06 –8.13[4]	%[3]	–3.03 –7.68[4]	%[3]	–3.55 —%[3]	–2.70 —%[3]
5 Years	8.33[3] 7.17[4]		8.35[3] 8.06[4]		7.63[3] —	8.64[3] —
10 Years	5.58[3] 5.01[4]		5.60[3] 5.60[4]		4.84[3] —	5.85[3] —
Since Inception	5.32[3] 5.00[4]		7.52[3] 7.52[4]		4.56[3] —	5.64[3] —
Gross Expense Ratio	1.57		2.29		2.16	1.38

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of the Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" of the Prospectus for more information. Class B shares are closed to new investments.

†  Class L has no sales charge.

††  Class I has no sales charge.

(1)  The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper European Region Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper European Region Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper European Region Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/14 – 04/30/15.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/14	04/30/15	11/01/14 – 04/30/15
Class A
Actual (5.87% return)	$1,000.00	$1,058.70	$7.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.85	$7.00
Class B
Actual (5.91% return)	$1,000.00	$1,059.10	$7.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.90	$6.95
Class L
Actual (5.64% return)	$1,000.00	$1,056.40	$9.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.37	$9.49
Class I
Actual (6.12% return)	$1,000.00	$1,061.20	$5.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.59	$5.26

  @  Expenses are equal to the Fund's annualized expense ratios of 1.40%, 1.39%, 1.90% and 1.05% for Class A, Class B, Class L and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.61%, 1.58%, 2.21% and 1.45% for Class A, Class B, Class L and Class I shares, respectively.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of the Fund's prospectus or until such time that the Fund's Board of Directors acts to discontinue all or a portion of such waiver when it deems that such action is appropriate.

Because Class B shares incurred lower expenses under the 12b-1 fee Plan than did Class A shares for the six months ended April 30, 2015, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2015 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.5%)
	France (21.9%)
	Aerospace & Defense
53,373	Airbus Group N.V.	$3,706,340
	Banks
62,800	BNP Paribas SA	3,953,968
232,949	Credit Agricole SA	3,615,049
		7,569,017
	Communications Equipment
637,841	Alcatel-Lucent (a)	2,218,038
	Electrical Equipment
52,321	Schneider Electric SE (b)	3,901,635
	Hotels, Restaurants & Leisure
70,782	Accor SA	3,873,355
	Insurance
162,779	AXA SA	4,109,261
	Media
46,334	Publicis Groupe SA	3,875,350
93,703	SES SA	3,278,330
		7,153,680
	Multi-Utilities
168,638	Suez Environnement Co.	3,434,736
	Total France	35,966,062
	Germany (12.9%)
	Automobiles
52,129	Daimler AG (Registered)	5,039,554
13,771	Volkswagen AG (Preference) (b)	3,569,953
		8,609,507
	Health Care Providers & Services
62,083	Fresenius SE & Co., KGaA	3,706,125
	Industrial Conglomerates
33,333	Siemens AG (Registered)	3,648,505
NUMBER OF SHARES		VALUE
	Pharmaceuticals
35,697	Bayer AG (Registered) (a)	$5,200,270
	Total Germany	21,164,407
	Ireland (2.1%)
	Construction Materials
121,322	CRH PLC	3,402,139
	Italy (2.2%)
	Banks
503,748	UniCredit SpA	3,607,196
	Netherlands (2.7%)
	Diversified Telecommunication Services
271,685	Koninklijke KPN N.V.	1,006,322
	Media
138,443	Reed Elsevier N.V. (b)	3,327,317
	Total Netherlands	4,333,639
	Spain (4.5%)
	Banks
336,281	Banco Bilbao Vizcaya Argentaria SA	3,385,703
	Information Technology Services
86,116	Amadeus IT Holding SA, Class A	3,931,248
	Total Spain	7,316,951
	Sweden (0.3%)
	Machinery
38,778	Volvo AB, Class B	532,456
	Switzerland (16.9%)
	Chemicals
8,485	Syngenta AG (Registered)	2,852,342
	Food Products
96,779	Nestle SA (Registered)	7,546,795
	Insurance
12,117	Zurich Insurance Group AG (a)	3,752,931

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

NUMBER OF SHARES				VALUE
	Pharmaceuticals
71,503	Novartis AG (Registered)			$7,387,626
21,559	Roche Holding AG (Genusschein)			6,209,844
				13,597,470
	Total Switzerland			27,749,538
	United Kingdom (34.0%)
	Aerospace & Defense
24,578,638	Rolls-Royce Holdings PLC (a)			2,811,096
	Banks
1,046,244	Barclays PLC			4,095,988
356,686	HSBC Holdings PLC			3,538,094
				7,634,082
	Household Products
51,899	Reckitt Benckiser Group PLC			4,634,294
	Insurance
188,854	Prudential PLC			4,712,914
	Media
133,225	Pearson PLC			2,692,766
	Metals & Mining
117,575	BHP Billiton PLC			2,797,915
725,521	Glencore PLC (a)			3,454,932
				6,252,847
	Oil, Gas & Consumable Fuels
651,748	BP	PL	C	4,702,673
137,384	Royal Dutch Shell PLC, Class A			4,327,350
				9,030,023
	Pharmaceuticals
171,418	GlaxoSmithKline PLC			3,965,724
	Tobacco
91,704	British American Tobacco PLC			5,043,916
83,892	Imperial Tobacco Group PLC			4,101,680
				9,145,596
NUMBER OF SHARES		VALUE
	Wireless Telecommunication Services
1,394,027	Vodafone Group PLC	$4,919,640
	Total United Kingdom	55,798,982
	Total Common Stocks (Cost $123,963,899)	159,871,370
NUMBER OF SHARES (000)
	Short-Term Investments (6.2%)
	Securities held as Collateral on Loaned Securities (3.8%)
	Investment Company (3.0%)
4,854	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 5) (Cost $4,853,691)	4,853,691
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.8%)
$203	Barclays Capital, Inc. (0.10%, dated 04/30/15, due 05/01/15; proceeds $203,025; fully collateralized by a U.S. Government obligation; 1.00% due 09/15/17; valued at $207,087)	203,024
549	Merrill Lynch & Co., Inc. (0.12%, dated 04/30/15, due 05/01/15; proceeds $549,142; fully collateralized by various U.S. Government agency securities; 0.40% - 2.50% due 03/15/16 - 07/22/24; valued at $560,186)	549,141

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		VALUE
$609	Merrill Lynch & Co., Inc. (0.20%, dated 04/30/15, due 05/01/15; proceeds $609,077; fully collateralized by various Convertible Preferred Stocks and Exchange Traded Funds; valued at $661,813)	$609,073
	Total Repurchase Agreements (Cost $1,361,238)	1,361,238
	Total Securities held as Collateral on Loaned Securities (Cost $6,214,929)	6,214,929
NUMBER OF SHARES (000)
	Investment Company (2.4%)
3,856	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 5) (Cost $3,856,209)	3,856,209
	Total Short-Term Investments (Cost $10,071,138)	10,071,138
Total Investments (Cost $134,035,037) (c)	103.7%	169,942,508
Liabilities in Excess of Other Assets	(3.7)	(6,027,373)
Net Assets	100.0%	$163,915,135

  (a)  Non-income producing security.

  (b)  All or a portion of this security was on loan at April 30, 2015.

  (c)  The approximate fair value and percentage of net assets, $159,871,370 and 97.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

Summary of Investments

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$22,763,464		13.9%
Banks	22,195,998		13.6
Media	13,173,763		8.0
Insurance	12,575,106		7.7
Tobacco	9,145,596		5.6
Oil, Gas & Consumable Fuels	9,030,023		5.5
Automobiles	8,609,507		5.3
Food Products	7,546,795		4.6
Aerospace & Defense	6,517,436		4.0
Metals & Mining	6,252,847		3.8
Wireless Telecommunication Services	4,919,640		3.0
Household Products	4,634,294		2.8
Information Technology Services	3,931,248		2.4
Electrical Equipment	3,901,635		2.4
Hotels, Restaurants & Leisure	3,873,355		2.4
Investment Company	3,856,209		2.3
Health Care Providers & Services	3,706,125		2.3
Industrial Conglomerates	3,648,505		2.2
Multi-Utilities	3,434,736		2.1
Construction Materials	3,402,139		2.1
Chemicals	2,852,342		1.7
Communications Equipment	2,218,038		1.4
Diversified Telecommunication Services	1,006,322		0.6
Machinery	532,456		0.3
	$163,727,579	+	100.0%

  +  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements

Statement of Assets and Liabilities April 30, 2015 (unaudited)

Assets:
Investments in securities, at value (cost $125,325,137) (Including $6,003,304 for securities loaned)	$161,232,608
Investment in affiliate, at value (cost $8,709,900)	8,709,900
Total investments in securities, at value (cost $134,035,037)	169,942,508
Cash (including foreign currency valued at $216,143 with a cost of $212,086)	216,143
Receivable from Distributor	277,527
Receivable for:
Dividends	765,570
Investments sold	667,366
Foreign withholding taxes reclaimed	430,896
Interest and dividends from affiliates	514
Capital stock sold	132
Prepaid expenses and other assets	62,699
Total Assets	172,363,355
Liabilities:
Collateral on securities loaned, at value	6,214,929
Payable for:
Investments purchased	1,249,030
Capital stock redeemed	328,768
Transfer and sub transfer agent fee	299,203
Distribution fee	124,795
Advisory fee	91,792
Administration fee	10,667
Accrued expenses and other payables	129,036
Total Liabilities	8,448,220
Net Assets	$163,915,135
Composition of Net Assets:
Paid-in-capital	$153,719,956
Net unrealized appreciation	35,920,346
Accumulated undistributed net investment income	1,614,970
Accumulated net realized loss	(27,340,137)
Net Assets	$163,915,135
Class A Shares:
Net Assets	$11,766,288
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	611,110
Net Asset Value Per Share	$19.25
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$20.32
Class B Shares:
Net Assets	$147,663,489
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	8,071,093
Net Asset Value Per Share	$18.30
Class L Shares:
Net Assets	$3,478,844
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	188,944
Net Asset Value Per Share	$18.41
Class I Shares:
Net Assets	$1,006,514
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	50,310
Net Asset Value Per Share	$20.01

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements continued

Statement of Operations For the six months ended April 30, 2015 (unaudited)

Net Investment Income: Income
Dividends (net of $204,468 foreign withholding tax)	$2,744,349
Income from securities loaned - net	24,238
Dividends from affiliate (Note 5)	1,508
Total Income	2,770,095
Expenses
Advisory fee (Note 3)	679,382
Distribution fee (Class A shares) (Note 4)	10,534
Distribution fee (Class B shares) (Note 4)	172,370
Distribution fee (Class L shares) (Note 4)	12,725
Sub transfer agent fees and expenses (Class A shares)	5,525
Sub transfer agent fees and expenses (Class B shares)	110,563
Sub transfer agent fees and expenses (Class L shares)	3,897
Sub transfer agent fees and expenses (Class I shares)	176
Administration fee (Note 3)	62,472
Professional fees	61,955
Shareholder reports and notices	33,488
Transfer agent fees and expenses (Class A shares) (Note 1G)	3,175
Transfer agent fees and expenses (Class B shares) (Note 1G)	24,195
Transfer agent fees and expenses (Class L shares) (Note 1G)	1,431
Transfer agent fees and expenses (Class I shares) (Note 1G)	850
Registration fees	25,582
Custodian fees	19,776
Directors' fees and expenses	6,082
Other	8,623
Total Expenses	1,242,801
Less: waiver of Advisory fees (Note 3)	(77,417)
Less: reimbursement of class specific expenses (Class A shares) (Note 3)	(4,486)
Less: reimbursement of class specific expenses (Class B shares) (Note 3)	(62,900)
Less: reimbursement of class specific expenses (Class L shares) (Note 3)	(3,631)
Less: reimbursement of class specific expenses (Class I shares) (Note 3)	(1,026)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 5)	(1,232)
Net Expenses	1,092,109
Net Investment Income	1,677,986
Realized and Unrealized Gain (Loss): Realized Loss on:
Investments	(220,775)
Foreign currency translation	(74,248)
Net Realized Loss	(295,023)
Change in Unrealized Appreciation (Depreciation) on:
Investments	7,664,025
Foreign currency translation	29,539
Net Change in Unrealized Appreciation (Depreciation)	7,693,564
Net Gain	7,398,541
Net Increase	$9,076,527

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2015	FOR THE YEAR ENDED OCTOBER 31, 2014
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$1,677,986	$6,329,581
Net realized gain (loss)	(295,023)	9,521,229
Net change in unrealized appreciation (depreciation)	7,693,564	(19,226,895)
Net Increase (Decrease)	9,076,527	(3,376,085)
Dividends to Shareholders from Net Investment Income:
Class A shares	(276,318)	(224,387)
Class B shares	(5,847,861)	(2,653,136)
Class L shares	(117,376)	(41,366)
Class I shares	(22,942)	(16,309)
Total Dividends	(6,264,497)	(2,935,198)
Net decrease from capital stock transactions	(107,900)	(13,879,267)
Net Increase (Decrease)	2,704,130	(20,190,550)
Net Assets:
Beginning of period	161,211,005	181,401,555
End of Period (Including accumulated undistributed net investment income of $1,614,970 and $6,201,481)	$163,915,135	$161,211,005

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2015 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley European Equity Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares, are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months and six years, respectively. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, and Class L shares incur distribution expenses.

Effective April 30, 2015 the Fund suspended the offering of its Class L shares.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class L shares and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) certain portfolio securities may be valued by an outside pricing service approved by the Directors; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Fund's Statement of Operations.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2015.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$6,003,304	(a)	$—	$(6,003,304	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $6,214,929, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

G. Dividend Disbursing and Transfer Agent — The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2015.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Common Stocks
Aerospace & Defense	$—	$6,517,436	$—	$6,517,436
Automobiles	—	8,609,507	—	8,609,507
Banks	—	22,195,998	—	22,195,998
Chemicals	—	2,852,342	—	2,852,342
Communications Equipment	—	2,218,038	—	2,218,038
Construction Materials	—	3,402,139	—	3,402,139
Diversified Telecommunication Services	—	1,006,322	—	1,006,322
Electrical Equipment	—	3,901,635	—	3,901,635
Food Products	—	7,546,795	—	7,546,795
Health Care Providers & Services	—	3,706,125	—	3,706,125
Hotels, Restaurants & Leisure	—	3,873,355	—	3,873,355
Household Products	—	4,634,294	—	4,634,294
Industrial Conglomerates	—	3,648,505	—	3,648,505
Information Technology Services	—	3,931,248	—	3,931,248
Insurance	—	12,575,106	—	12,575,106
Machinery	—	532,456	—	532,456
Media	—	13,173,763	—	13,173,763
Metals & Mining	—	6,252,847	—	6,252,847
Multi-Utilities	—	3,434,736	—	3,434,736
Oil, Gas & Consumable Fuels	—	9,030,023	—	9,030,023
Pharmaceuticals	—	22,763,464	—	22,763,464
Tobacco	—	9,145,596	—	9,145,596
Wireless Telecommunication Services	—	4,919,640	—	4,919,640
Total Common Stocks	—	159,871,370	—	159,871,370
Short-Term Investments
Investment Company	8,709,900	—	—	8,709,900
Repurchase Agreements	—	1,361,238	—	1,361,238
Total Short-Term Investments	8,709,900	1,361,238	—	10,071,138
Total Assets	$8,709,900	$161,232,608	$—	$169,942,508

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

end of the period. As of April 30, 2015, the Fund did not have any investments transfer between investment levels.

3. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.87% to the portion of the daily net assets not exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.745% to the portion of the daily net assets exceeding $3 billion. For the six months ended April 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.77% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40% for Class A, 1.39% for Class B, 1.90% for Class L and 1.05% for Class I. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2015, $77,417 of advisory fees were waived and $72,043 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

4. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.00% of the average daily net assets of Class B shares; and (iii) Class L — up to 0.75% of the average daily net assets of Class L shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at April 30, 2015.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waiver when they deem that such action is appropriate. For the six months ended April 30, 2015, the distribution fee was accrued for Class B at an annual rate of 0.24%.

At April 30, 2015, included in the Statement of Assets and Liabilities is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of April 30, 2015.

In the case of Class A and Class L shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% and 0.75% of the average daily net assets of Class A and Class L shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2015, the distribution fee was accrued for Class A and Class L shares at the annual rate of 0.25% and 0.75%, respectively.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

The Distributor has informed the Fund that for the six months ended April 30, 2015, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class B shares of $64 and $2,964, respectively, and received $2,496 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

5. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2015 aggregated $14,960,984 and $21,326,660, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2015, advisory fees paid were reduced by $1,232 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended April 30, 2015 is as follows:

VALUE OCTOBER 31, 2014	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE APRIL 30, 2015
$2,358,937	$18,469,132	$12,118,169	$1,508	$8,709,900

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2015, included in "Directors' fees and expenses" in the Statement of Operations amounted to $3,734. At April 30, 2015, the Fund had an accrued pension liability of $58,761, which is included in "Accrued expenses and other payables" in the Statement of Assets and Liabilities.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

6. Purposes of and Risks Relating to Certain Financial Instruments

At April 30, 2015, investments in securities of issuers in the United Kingdom, France and Switzerland represented 34.0%, 21.9% and 16.9%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

7. Capital Stock

Transactions in capital stock were as follows:

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2015		OCTOBER 31, 2014
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	238,517	$4,419,722	398,907	$7,916,113
Reinvestment of dividends	15,056	269,660	11,141	221,047
Redeemed	(43,772)	(813,761)	(383,879)	(7,901,191)
Net increase — Class A	209,801	3,875,621	26,169	235,969
CLASS B SHARES
Sold	12,746	221,434	349,555	6,907,092
Reinvestment of dividends	329,009	5,599,735	134,317	2,541,271
Redeemed	(561,703)	(9,865,849)	(1,234,820)	(23,456,193)
Net decrease — Class B	(219,948)	(4,044,680)	(750,948)	(14,007,830)
CLASS L SHARES
Sold	4,622	82,333	22,258	429,691
Reinvestment of dividends	6,776	116,269	2,151	41,005
Redeemed	(15,232)	(270,818)	(27,845)	(525,389)
Net decrease — Class L	(3,834)	(72,216)	(3,436)	(54,693)
CLASS I SHARES
Sold	22,824	445,801	23,939	493,295
Reinvestment of dividends	1,234	22,942	791	16,309
Redeemed	(17,144)	(335,368)	(27,308)	(562,317)
Net increase (decrease) — Class I	6,914	133,375	(2,578)	(52,713)
Net decrease in Fund	(7,067)	$(107,900)	(730,793)	$(13,879,267)

The Directors approved, effective February 25, 2013, the suspension of the continuous offering of Class B shares to new and existing shareholders.

Effective April 30, 2015, the Fund suspended the continuous offering of Class L shares and thus, no further purchases of Class L shares of the Fund may be made by investors.

8. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2014 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2013 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$2,935,198	$3,833,353

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

Permanent differences, primarily due to foreign currency losses, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2014:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$(64,917)	$64,917	$—

At October 31, 2014, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$6,264,490	$—

At April 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $44,113,973 and the aggregate gross unrealized depreciation is $8,206,502 resulting in net unrealized appreciation of $35,907,471.

At October 31, 2014, the Fund had available for Federal income tax purposes capital loss carryforwards which will expire on the indicated dates:

AMOUNT	EXPIRATION
$14,977,817	October 31, 2017
11,041,771	October 31, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2014, the Fund utilized capital loss carryforwards for U.S. Federal income tax purposes of $9,384,920.

Morgan Stanley European Equity Fund Inc.

Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2015		2014		2013		2012		2011		2010^
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.89		$19.65		$15.80		$15.03		$16.14		$14.85
Income (loss) from investment operations:
Net investment income(1)	0.20		0.72		0.30		0.46		0.29		0.46
Net realized and unrealized gain (loss)	0.86		(1.15)		3.91		0.62		(1.12)		1.13
Total income (loss) from investment operations	1.06		(0.43)		4.21		1.08		(0.83)		1.59
Less dividends from net investment income	(0.70)		(0.33)		(0.36)		(0.31)		(0.28)		(0.30)
Net asset value, end of period	$19.25		$18.89		$19.65		$15.80		$15.03		$16.14
Total Return(2)	5.87	%(6)	(2.26)%		27.15%		7.43%		(5.24)%		10.84%
Ratios to Average Net Assets:
Net expenses	1.40	%(3)(4)(7)	1.47	%(3)(4)	1.56	%(3)(4)	1.58	%(3)	1.49	%(3)	1.51	%(3)
Net investment income	2.15	%(3)(4)(7)	3.57	%(3)(4)	1.72	%(3)(4)	3.11	%(3)	1.80	%(3)	1.46	%(3)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$11,766		$7,580		$7,373		$5,778		$7,332		$10,191
Portfolio turnover rate	10	%(6)	19%		10%		12%		11%		21%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2015	1.61%	1.94%
October 31, 2014	1.57	3.47
October 31, 2013	1.59	1.69

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2015		2014		2013		2012		2011		2010^
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.01		$18.74		$15.08		$14.37		$15.44		$14.22
Income (loss) from investment operations:
Net investment income(1)	0.19		0.67		0.29		0.44		0.28		0.19
Net realized and unrealized gain (loss)	0.82		(1.09)		3.74		0.58		(1.06)		1.34
Total income (loss) from investment operations	1.01		(0.42)		4.03		1.02		(0.78)		1.53
Less dividends from net investment income	(0.72)		(0.31)		(0.37)		(0.31)		(0.29)		(0.31)
Net asset value, end of period	$18.30		$18.01		$18.74		$15.08		$14.37		$15.44
Total Return(2)	5.91	%(7)	(2.28)%		27.15%		7.41%		(5.17)%		10.86%
Ratios to Average Net Assets:
Net expenses	1.39	%(3)(4)(8)	1.50	%(3)(4)	1.55	%(3)(4)	1.57	%(3)(5)	1.48	%(3)	1.50	%(3)
Net investment income	2.16	%(3)(4)(8)	3.54	%(3)(4)	1.78	%(3)(4)	3.12	%(3)(5)	1.81	%(3)	1.47	%(3)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$147,663		$149,298		$169,404		$153,458		$183,093		$235	*
Portfolio turnover rate	10	%(7)	19%		10%		12%		11%		21%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

  *  Amount is in millions.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2015	1.58%	1.97%
October 31, 2014	2.29	2.75
October 31, 2013	1.57	1.76

(5)  If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2012	1.58%	3.11%

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2015		2014		2013		2012		2011		2010^
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.05		$18.79		$15.09		$14.35		$15.40		$14.19
Income (loss) from investment operations:
Net investment income(1)	0.14		0.58		0.19		0.34		0.16		0.17
Net realized and unrealized gain (loss)	0.83		(1.11)		3.75		0.58		(1.05)		1.24
Total income (loss) from investment operations	0.97		(0.53)		3.94		0.92		(0.89)		1.41
Less dividends from net investment income	(0.61)		(0.21)		(0.24)		(0.18)		(0.16)		(0.20)
Net asset value, end of period	$18.41		$18.05		$18.79		$15.09		$14.35		$15.40
Total Return(2)	5.64	%(6)	(2.86)%		26.47%		6.56%		(5.86)%		9.96%
Ratios to Average Net Assets:
Net expenses	1.90	%(3)(4)(7)	2.03	%(3)(4)	2.13	%(3)(4)	2.33	%(3)	2.24	%(3)	2.26	%(3)
Net investment income	1.65	%(3)(4)(7)	3.01	%(3)(4)	1.18	%(3)(4)	2.36	%(3)	1.05	%(3)	0.71	%(3)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$3,479		$3,480		$3,687		$3,084		$3,562		$4,702
Portfolio turnover rate	10	%(6)	19%		10%		12%		11%		21%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2015	2.21%	1.34%
October 31, 2014	2.16	2.88
October 31, 2013	2.18	1.13

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2015		2014		2013		2012		2011		2010^
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.64		$20.39		$16.37		$15.58		$16.72		$15.37
Income (loss) from investment operations:
Net investment income(1)	0.24		0.80		0.40		0.52		0.35		0.25
Net realized and unrealized gain (loss)	0.90		(1.20)		4.02		0.63		(1.16)		1.44
Total income (loss) from investment operations	1.14		(0.40)		4.42		1.15		(0.81)		1.69
Less dividends from net investment income	(0.77)		(0.35)		(0.40)		(0.36)		(0.33)		(0.34)
Net asset value, end of period	$20.01		$19.64		$20.39		$16.37		$15.58		$16.72
Total Return(2)	6.12	%(6)	(2.02)%		27.56%		7.67%		(4.98)%		11.11%
Ratios to Average Net Assets:
Net expenses	1.05	%(3)(4)(7)	1.19	%(3)(4)	1.31	%(3)(4)	1.33	%(3)	1.24	%(3)	1.26	%(3)
Net investment income	2.50	%(3)(4)(7)	3.85	%(3)(4)	2.23	%(3)(4)	3.36	%(3)	2.05	%(3)	1.71	%(3)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$1,007		$852		$937		$998		$808		$872
Portfolio turnover rate	10	%(6)	19%		10%		12%		11%		21%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2015	1.45%	2.10%
October 31, 2014	1.38	3.66
October 31, 2013	1.36	2.18

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Morgan Stanley European Equity Fund Inc.

U.S. Privacy Policy (unaudited) continued

1. What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies. We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

Morgan Stanley European Equity Fund Inc.

U.S. Privacy Policy (unaudited) continued

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4. How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Morgan Stanley European Equity Fund Inc.

U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies,

Morgan Stanley European Equity Fund Inc.

U.S. Privacy Policy (unaudited) continued

your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice to Residents of Vermont
The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

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Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2015